Expense Example - PGIM Jennison Value Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	1,593
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,909
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,710
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	$ 634